UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  6/30

Date of reporting period: 9/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2011 (Unaudited)

Daily Assets Fund Institutional
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 12.1%
Banco del Estado de Chile:
0.37%, 11/4/2011	50,000,000	50,000,000
0.38%, 11/16/2011	77,000,000	77,000,000
Bank Nederlandse Gemeenten NV, 6.0%, 3/26/2012	25,000,000	25,677,335
Bank of Nova Scotia, 0.23%, 11/8/2011	10,000,000	10,000,000
International Finance Corp., 3.0%, 11/15/2011	24,000,000	24,076,495
Landesbank Hessen-Thueringen Girozentrale, 0.35%, 10/3/2011	45,000,000	45,000,000
Mitsubishi UFJ Trust & Banking Corp., 0.27%, 10/24/2011	25,000,000	25,000,000
Mizuho Corporate Bank Ltd., 0.32%, 12/15/2011	25,000,000	25,000,000
National Australia Bank Ltd.:
0.265%, 12/13/2011	25,000,000	25,000,253
0.265%, 12/14/2011	25,000,000	24,999,997
Nederlandse Waterschapsbank NV, 1.375%, 2/17/2012	32,000,000	32,120,272
Nordea Bank Finland PLC:
0.205%, 10/5/2011	45,000,000	45,000,000
0.3%, 11/25/2011	50,000,000	49,999,809
0.31%, 12/8/2011	27,500,000	27,500,000
Rabobank Nederland NV, 0.43%, 3/2/2012	72,000,000	72,000,000
Royal Bank of Scotland NV, 0.39%, 12/1/2011	50,000,000	50,000,000
Skandinaviska Enskilda Banken AB:
0.25%, 10/14/2011	12,000,000	12,000,000
0.3%, 11/10/2011	60,000,000	60,000,000
Sumitomo Mitsui Banking Corp., 0.21%, 10/3/2011	50,000,000	50,000,000
Svenska Handelsbanken AB:
0.205%, 10/6/2011	50,000,000	50,000,035
0.32%, 12/14/2011	25,000,000	25,000,000
UBS AG, 0.22%, 10/11/2011	65,000,000	65,000,000

Total Certificates of Deposit and Bank Notes (Cost $870,374,196)		870,374,196
Commercial Paper 32.0%
Issued at Discount **
Argento Variable Funding, 144A, 0.25%, 10/7/2011	25,000,000	24,998,958
Barclays Bank PLC:
0.25%, 10/5/2011	55,000,000	54,998,472
0.35%, 12/1/2011	57,000,000	56,966,196
0.37%, 12/9/2011	25,000,000	24,982,271
0.52%, 2/27/2012	33,000,000	32,928,977
BHP Billiton Finance U.S.A. Ltd., 144A, 0.18%, 1/9/2012	30,000,000	29,985,000
BNZ International Funding Ltd.:
144A, 0.22%, 10/5/2011	35,000,000	34,999,144
144A, 0.49%, 3/8/2012	20,000,000	19,956,717
DnB NOR Bank ASA:
0.21%, 10/3/2011	25,000,000	24,999,708
0.3%, 11/8/2011	27,100,000	27,091,418
0.3%, 11/29/2011	25,000,000	24,987,708
Erste Abwicklungsanstalt:
0.33%, 11/8/2011	15,000,000	14,994,775
0.35%, 1/30/2012	15,000,000	14,982,354
0.37%, 1/11/2012	50,000,000	49,947,583
0.39%, 2/16/2012	20,000,000	19,970,100
0.4%, 3/9/2012	46,000,000	45,918,222
0.4%, 3/14/2012	5,000,000	4,990,833
0.4%, 3/16/2012	35,000,000	34,935,056
0.4%, 3/29/2012	16,000,000	15,968,000
0.43%, 12/21/2011	18,000,000	17,982,585
0.45%, 11/30/2011	20,000,000	19,985,000
0.46%, 1/5/2012	32,000,000	31,960,747
Erste Finance Delaware LLC, 0.13%, 10/3/2011	64,543,000	64,542,534
General Electric Capital Corp.:
0.04%, 10/3/2011	159,779,000	159,778,645
0.25%, 12/30/2011	35,000,000	34,978,125
0.3%, 2/22/2012	25,000,000	24,970,000
General Electric Capital Services, Inc., 0.05%, 10/7/2011	84,000,000	83,999,300
Gotham Funding Corp., 144A, 0.24%, 10/11/2011	25,000,000	24,998,333
Grampian Funding LLC:
144A, 0.22%, 10/11/2011	26,500,000	26,498,381
144A, 0.28%, 11/4/2011	25,000,000	24,993,389
Hannover Funding Co., LLC:
0.5%, 10/14/2011	23,500,000	23,495,757
0.55%, 10/24/2011	20,000,000	19,992,972
0.55%, 11/7/2011	38,000,000	37,978,519
0.55%, 11/14/2011	40,000,000	39,973,111
ING (U.S.) Funding LLC, 0.18%, 10/4/2011	4,250,000	4,249,936
Kells Funding LLC:
144A, 0.28%, 12/13/2011	30,000,000	29,982,967
144A, 0.3%, 10/13/2011	32,500,000	32,496,750
144A, 0.305%, 1/27/2012	25,000,000	24,975,007
144A, 0.33%, 10/17/2011	50,000,000	49,992,667
144A, 0.35%, 2/17/2012	20,000,000	19,972,972
144A, 0.37%, 3/19/2012	18,000,000	17,968,550
144A, 0.38%, 4/17/2012	18,000,000	17,962,190
144A, 0.48%, 1/19/2012	12,000,000	11,982,400
NRW.Bank:
0.235%, 10/6/2011	30,000,000	29,999,021
0.24%, 10/12/2011	50,000,000	49,996,333
0.24%, 11/1/2011	30,000,000	29,993,800
0.25%, 11/8/2011	44,000,000	43,988,389
0.4%, 12/2/2011	40,000,000	39,972,445
SBAB Bank AB:
144A, 0.3%, 10/5/2011	60,000,000	59,998,000
144A, 0.3%, 10/11/2011	71,000,000	70,994,083
144A, 0.3%, 10/12/2011	50,000,000	49,995,417
144A, 0.32%, 11/1/2011	25,000,000	24,993,111
144A, 0.41%, 12/5/2011	25,000,000	24,981,493
144A, 0.41%, 12/7/2011	30,000,000	29,977,108
144A, 0.42%, 12/1/2011	30,000,000	29,978,650
144A, 0.44%, 12/13/2011	30,000,000	29,973,233
Standard Chartered Bank, 0.35%, 12/7/2011	52,500,000	52,465,802
Straight-A Funding LLC, 144A, 0.16%, 10/11/2011	27,000,000	26,998,800
Swedbank AB:
0.27%, 10/5/2011	60,000,000	59,998,200
0.4%, 11/15/2011	55,000,000	54,972,500
0.5%, 12/13/2011	35,500,000	35,464,007
Sydney Capital Corp., 144A, 0.35%, 11/10/2011	20,000,000	19,992,222
Tasman Funding, Inc., 144A, 0.33%, 11/7/2011	45,000,000	44,984,738
Texas Instruments, Inc., 0.15%, 11/14/2011	15,000,000	14,997,250
Westpac Banking Corp., 0.35%, 10/17/2011	37,000,000	36,994,245
Windmill Funding I Corp., 144A, 0.28%, 11/2/2011	25,000,000	24,993,778

Total Commercial Paper (Cost $2,291,014,954)		2,291,014,954
Short-Term Notes * 20.0%
Australia & New Zealand Banking Group Ltd., 144A, 0.32%, 1/20/2012	107,300,000	107,300,000
Bank of Nova Scotia, 0.318%, 10/11/2012	37,500,000	37,500,000
Bayerische Landesbank, 0.294%, 10/24/2012	20,000,000	20,000,000
BNZ International Funding Ltd., 0.41%, 12/8/2011	20,000,000	19,993,441
Caisse d'Amortissement de la Dette Sociale, 144A, 0.257%, 5/25/2012	90,000,000	89,993,540
Canadian Imperial Bank of Commerce:
0.31%, 11/28/2011	45,000,000	45,000,000
0.314%, 4/26/2012	68,000,000	68,000,000
Commonwealth Bank of Australia:
144A, 0.315%, 5/11/2012	32,000,000	32,000,000
144A, 0.325%, 2/3/2012	68,000,000	68,000,000
JPMorgan Chase Bank NA, 0.366%, 10/9/2012	80,000,000	80,000,000
Kells Funding LLC:
144A, 0.321%, 2/27/2012	15,000,000	15,000,000
144A, 0.326%, 1/9/2012	15,000,000	14,999,664
144A, 0.329%, 1/19/2012	35,000,000	35,000,000
144A, 0.361%, 12/1/2011	38,000,000	38,000,000
144A, 0.364%, 2/24/2012	20,000,000	20,000,000
Lloyds TSB Bank PLC, 0.338%, 5/11/2012	40,000,000	40,000,000
National Australia Bank Ltd., 0.251%, 10/5/2011	50,000,000	50,000,000
Nordea Bank Finland PLC:
0.549%, 10/14/2011	68,475,000	68,482,124
0.551%, 10/20/2011	57,000,000	57,008,694
0.737%, 9/13/2012	32,500,000	32,575,288
NRW.Bank, 0.358%, 12/28/2011	25,000,000	24,993,038
Rabobank Nederland NV:
0.305%, 1/10/2012	38,000,000	38,000,000
0.329%, 4/24/2012	45,000,000	44,999,290
144A, 0.43%, 9/14/2012	26,000,000	26,000,000
Svenska Handelsbanken AB, 144A, 0.375%, 8/7/2012	40,000,000	40,000,000
Westpac Banking Corp.:
0.26%, 10/12/2011	50,000,000	50,000,000
0.28%, 11/21/2011	58,000,000	58,000,000
0.315%, 7/11/2012	50,000,000	50,000,000
0.316%, 5/9/2012	75,000,000	75,000,000
0.35%, 1/10/2012	85,000,000	85,000,000

Total Short-Term Notes (Cost $1,430,845,079)		1,430,845,079
Supranational 0.9%
International Bank For Reconstruction & Development, 0.23% *, 7/25/2012	39,000,000	39,000,000
Nordic Investment Bank, Series D, 2.375%, 12/15/2011	25,000,000	25,101,361

Total Supranational (Cost $64,101,361)		64,101,361
Municipal Bonds and Notes 13.2%
Alachua County, FL, Housing Finance Authority, Multi-Family Revenue, Santa Fe I Apartments, AMT, 0.22% ***, 12/15/2038, LOC: Citibank NA	3,440,000	3,440,000
Arizona, State Board of Regents, University Systems Revenue, Series A, 0.1% ***, 7/1/2034, LOC: Lloyds TSB Bank PLC	4,315,000	4,315,000
Austin, TX, Hotel Occupancy Tax Revenue, Series B, 0.24% ***, 11/15/2029, LOC: Bank of America NA	12,865,000	12,865,000
BlackRock MuniYield New Jersey Quality Fund, Inc., Series W-7-644, 144A, AMT, 0.28% ***, 7/1/2041, LIQ: Bank of America NA	14,400,000	14,400,000
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.31% ***, 10/1/2041, LIQ: Morgan Stanley Bank	10,000,000	10,000,000
BlackRock New York Municipal Income Trust II, Series W-7-444, 144A, AMT, 0.31% ***, 10/1/2041, LIQ: Morgan Stanley Bank	16,800,000	16,800,000
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Palms of Deerfield Beach, AMT, 0.22% ***, 8/15/2038, LOC: Citibank NA	1,000,000	1,000,000
California, Infrastructure & Economic Development Bank Revenue, Santa Barbara Center For Performing Arts, Inc., 0.23% ***, 12/1/2038, LOC: Bank of America NA	11,810,000	11,810,000
California, Wells Fargo Stage Trust:
Series 74C, 144A, 0.16% ***, 11/15/2040, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	5,810,000	5,810,000
Series 94C, 144A, AMT, 0.21% ***, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,105,000	7,105,000
Florida, State Gulf Coast University Financing Corp., Capital Improvement Revenue, Housing Project, Series A, 0.13% ***, 2/1/2038, LOC: Bank of America NA	21,165,000	21,165,000
Florida, University of South Florida Research Foundation, Inc. Revenue, Series A, 0.22% ***, 8/1/2034, LOC: Bank of America NA	10,000,000	10,000,000
Gwinnett County, GA, Development Authority Revenue, Nilhan Hospitality LLC, Recovery Zone Facility, 0.11% ***, 1/1/2043, LOC: U.S. Bank NA	7,000,000	7,000,000
Hawaii, State Pacific Health Special Purpose Revenue, Department of Budget & Finance, Series B-1, 0.12% ***, 7/1/2033, LOC: JPMorgan Chase Bank	25,000,000	25,000,000
Illinois, State Development Finance Authority Revenue, Fenwick High School Project, 0.15% ***, 3/1/2032, LOC: JPMorgan Chase Bank	3,500,000	3,500,000
Indiana, Wells Fargo State Trust, Series 100C, 144A, 0.17% ***, 8/1/2021, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	7,495,000	7,495,000
Kansas, State Department of Transportation Highway Revenue, Series C-3, 0.12% ***, 9/1/2019, SPA: JPMorgan Chase Bank	21,870,000	21,870,000
Lee County, FL, Housing Finance Authority, Multi-Family Housing Revenue, University Club Partners Apartment, Series B, 144A, 0.26% ***, 5/15/2035, LOC: Fannie Mae (a)	1,240,000	1,240,000
Massachusetts, State Development Finance Agency, Multi-Family Housing Revenue, Clarendon Street, Series A, AMT, 0.27% ***, 12/1/2040, LOC: Bayerische Landesbank	40,000,000	40,000,000
Massachusetts, State General Obligation, Series B, 0.2% ***, 8/1/2015, SPA: Landesbank Hessen- Thuringen	17,000,000	17,000,000
Michigan, RBC Municipal Products, Inc. Trust, Series L-23, 144A, AMT, 0.22% ***, 3/1/2028, INS: AMBAC, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	28,995,000	28,995,000
Michigan, State Strategic Fund Ltd. Obligation Revenue, Consumers Energy Co., 0.11% ***, 4/15/2018, LOC: Bank of Nova Scotia	7,000,000	7,000,000
New Hampshire, State Health & Education Facilities Authority Revenue, Easter Seals Rehabilitation Center, Series A, 0.18% ***, 12/1/2034, LOC: Citizens Bank of NH	4,600,000	4,600,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Revenue, Series G, 0.43% ***, 11/1/2039, LOC: Bank of America NA (a)	14,885,000	14,885,000
New York, Eagle Tax-Exempt Trust, "A", Series 20090047, 144A, 0.16% ***, 6/15/2035, LIQ: Citibank NA	2,400,000	2,400,000
New York, Long Island Power Authority Revenue, Series 2, 0.22% ***, 5/1/2033, LOC: Bayerische Landesbank	10,000,000	10,000,000
New York, State Housing Finance Agency Revenue, Series B, 0.45% ***, 11/1/2036, LOC: Bank of America NA (a)	15,400,000	15,400,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series B, 144A, 0.48% ***, 11/1/2037, LOC: Landesbank Hessen-Thuringen (a)	7,400,000	7,400,000
New York, State Housing Finance Agency, 330 Riverdale Avenue Apartments, Series A, 0.2% ***, 11/1/2041, LOC: Bank of America NA	19,700,000	19,700,000
New York, State Urban Development Corp. Revenue:
Series A2, 4.59%, 12/15/2011 (a)	5,000,000	5,044,187
Series C-2, 4.75%, 12/15/2011 (a)	16,950,000	17,104,595
New York City, NY, Municipal Water Finance Authority Revenue, Series F-2, 0.11% ***, 6/15/2033, SPA: JPMorgan Chase Bank	4,000,000	4,000,000
New York City, NY, General Obligation:
Series B, 0.14% ***, 8/15/2022, INS: NATL, SPA: JPMorgan Chase Bank	5,500,000	5,500,000
Series A-4, 0.16% ***, 8/1/2038, LOC: KBC Bank NV	29,500,000	29,500,000
North Carolina, Roman Catholic Diocese of Raleigh, Inc., Taxable Demand Note, Series A, 0.68% ***, 6/1/2018, LOC: Bank of America NA (a)	20,165,000	20,165,000
North Carolina, State Educational Facilities Finance Agency Revenue, Queens University of Charlotte, Series B, 0.15% ***, 3/1/2019, LOC: Bank of America NA	7,700,000	7,700,000
North Texas, Tollway Authority Revenue, Series A, 0.15% ***, 1/1/2051, LOC: Morgan Stanley Bank	12,500,000	12,500,000
Nuveen Dividend Advantage Municipal Fund, Series T30016-I, 144A, 0.24% ***, 8/1/2014, LIQ: Citibank NA (a)	50,000,000	50,000,000
Nuveen Investment Quality Municipal Fund, Inc., Series 1-2118, 144A, AMT, 0.31% ***, 5/5/2041, LIQ: Barclays Bank PLC	20,000,000	20,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.19% ***, 9/1/2036, SPA: State Street Bank & Trust Co.	15,095,000	15,095,000
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, Series A, 0.16% ***, 12/1/2029, LOC: Bank of America NA	13,700,000	13,700,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Drexel University, Second Series, 0.13% ***, 11/1/2025, LOC: JPMorgan Chase Bank	6,750,000	6,750,000
Pennsylvania, RBC Municipal Products, Inc. Trust, Series E-22, 144A, 0.16% ***, 12/1/2038, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	15,000,000	15,000,000
Philadelphia, PA, General Obligation, Series B, 0.13% ***, 8/1/2031, LOC: Royal Bank of Canada	7,000,000	7,000,000
Phoenix, AZ, Civic Important Corp., TECP, 0.2%, 10/3/2011, LOC: Bank of America NA	15,000,000	15,000,000
Port of Portland, OR, Special Obligation Revenue, Horizon Air Industries, Inc. Project, AMT, 0.21% ***, 6/15/2027, LOC: Bank of America NA	17,300,000	17,300,000
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 0.21% ***, 5/1/2034, LOC: Bank of America NA	6,200,000	6,200,000
Sampson County, NC, Industrial Facilities & Pollution Control Financing Authority, Sampson County Disposal LLC, AMT, 0.22% ***, 8/1/2023, LOC: Bank of America NA	4,750,000	4,750,000
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Rhodes College, 0.26% ***, 8/1/2025, LOC: Bank of America NA	8,520,000	8,520,000
Signal Mountain, TN, Health Educational & Housing Facility Board Revenue, Alexion Village, 0.23% ***, 1/1/2028, LOC: Bank of America NA	14,000,000	14,000,000
South Carolina, State Jobs-Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc., 0.15% ***, 9/1/2028, LOC: Branch Banking & Trust	5,935,000	5,935,000
Texas, General Obligation, Series II-C, 0.18% ***, 6/1/2029, SPA: JPMorgan Chase Bank (a)	17,150,000	17,150,000
Texas, Gulf Coast Waste Disposal Authority, Exxon Mobil Corp. Project, Series A, AMT, 0.1% ***, 6/1/2030	10,000,000	10,000,000
Texas, JPMorgan Chase Putters/Drivers Trust:
Series 3946, 144A, 0.15% ***, 8/30/2012, LIQ: JPMorgan Chase & Co.	15,700,000	15,700,000
Series 3953, 144A, 0.15% ***, 8/30/2012, LIQ: JPMorgan Chase & Co.	150,000,000	150,000,000
Texas, Puttable Floating Option Tax-Exempt Receipts, Series MT-720, 144A, 0.22% ***, 2/15/2032, LIQ: Bank of America NA	4,000,000	4,000,000
University of California Revenues, TECP, 0.15% **, 10/5/2011	34,831,000	34,830,420
University of Texas, Financing Systems Revenues, Series B, 0.05% ***, 8/1/2039, LIQ: University of Texas Investment Management Co.	11,225,000	11,225,000
Utah, Housing Corp., Single Family Mortgage Revenue, "I", Series D-1, AMT, 0.17% ***, 1/1/2033, SPA: Barclays Bank New York	7,895,000	7,895,000
Wake County, NC, Industrial Facilities & Pollution Control Financing Authority, Industrial Development, Wake County Disposal LLC, AMT, 0.22% ***, 12/1/2027, LOC: Bank of America NA	5,765,000	5,765,000
Washington, State Housing Finance Commission, Nonprofit Revenue, St. Thomas School Project, Series B, 0.15% ***, 7/1/2036, LOC: Bank of America NA	5,000,000	5,000,000
Washington, Wells Fargo State Trust, Series 80C, 144A, 0.17% ***, 1/1/2035, LIQ: Wells Fargo Bank NA	9,770,000	9,770,000
Washington, DC, Metropolitan Airport Authority Systems Revenue, Series D-2, 0.18% ***, 10/1/2039, LOC: Bank of America NA	19,200,000	19,200,000

Total Municipal Bonds and Notes (Cost $943,494,202)		943,494,202
Government & Agency Obligations 4.4%
Foreign Government Obligations 0.6%
Kingdom of Denmark, 2.75%, 11/15/2011	45,000,000	45,127,731
Other Government Related (b) 1.5%
European Investment Bank:
0.14%, 10/12/2011	42,500,000	42,498,182
2.625%, 11/15/2011	65,400,000	65,580,128

		108,078,310
U.S. Government Sponsored Agencies 1.4%
Federal Home Loan Bank:
0.13%, 5/15/2012	25,000,000	24,991,817
0.25%, 10/28/2011	12,000,000	11,999,927
0.26%, 11/23/2011	15,000,000	14,999,259
0.26%, 11/29/2011	12,500,000	12,499,731
Federal Home Loan Mortgage Corp., 2.125%, 3/23/2012	18,500,000	18,662,000
Federal National Mortgage Association, 5.0%, 10/15/2011	14,000,000	14,025,399

		97,178,133
U.S. Treasury Obligations 0.9%
U.S. Treasury Note, 0.625%, 7/31/2012	67,000,000	67,264,474

		67,264,474

Total Government & Agency Obligations (Cost $317,648,648)		317,648,648
Time Deposits 17.0%
Barclays Bank PLC, 0.06%, 10/3/2011	150,000,000	150,000,000
Citibank NA, 0.07%, 10/3/2011	221,309,247	221,309,247
DnB NOR Bank ASA, 0.01%, 10/3/2011	200,000,000	200,000,000
KBC Bank NV, 0.05%, 10/3/2011	300,000,000	300,000,000
National Australia Bank Ltd., 0.01%, 10/3/2011	150,000,000	150,000,000
Svenska Handelsbanken AB, 0.01%, 10/3/2011	200,000,000	200,000,000

Total Time Deposits (Cost $1,221,309,247)		1,221,309,247
Repurchase Agreements 0.4%
Merrill Lynch & Co., Inc., 0.09%, dated 9/30/2011, to be repurchased at $25,000,188 on 10/3/2011 (c) (Cost $25,000,000)	25,000,000	25,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $7,163,787,687) †	100.0	7,163,787,687
Other Assets and Liabilities, Net	0.0	3,439,345

Net Assets	100.0	7,167,227,032

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2011.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of September 30, 2011.

†	The cost for federal income tax purposes was $7,163,787,687.
(a)	Taxable issue.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,976,110	Federal Home Loan Mortgage Corp.	2.565-4.5	7/1/2032-10/1/2041	15,861,663
9,098,745	Government National Mortgage Association	4.0	8/15/2041	9,732,928
Total Collateral Value				25,594,591

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(d)	$—	$7,138,787,687	$—	$7,138,787,687
Repurchase Agreements	—	25,000,000	—	25,000,000
Total	$—	$7,163,787,687	$—	$7,163,787,687

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund Institutional, a series of DWS Money Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 22, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2011